TAXATION - Income taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended				24 Months Ended	48 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Statutory Tax Rate	21.00%
Cayman Islands
TAXATION
Withholding tax to be imposed	¥ 0
British Virgin Islands
TAXATION
Withholding tax to be imposed	0
Hong Kong
TAXATION
Withholding tax to be imposed	¥ 0
Income tax rate (as a percentage)	16.50%
Assessable profits	¥ 0	¥ 0	¥ 0	$ 2
Reduced enterprise income tax rate	8.25%
China
TAXATION
Income tax rate (as a percentage)	25.00%
Imposed withholding income tax rate	10.00%
Accrued withholding income tax	¥ 62,000
Undistributed earnings	620,000				¥ 620,000	¥ 620,000
Income taxes on earnings	336,470
Unrecognized deferred income tax liability	¥ 33,647				¥ 33,647	¥ 33,647
China | Maximum
TAXATION
Period open for tax examinations (in years)	5 years
China | Xinjiang Zhong Zhi
TAXATION
Tax holiday period (in years)						5 years
China | Xinjiang Zhong Zhi Shi Zheng
TAXATION
Tax holiday period (in years)	5 years
China | Xinjiang Zhong Zhi Shi Zheng Big Data
TAXATION
Tax holiday period (in years)	5 years
China | High And New Technology Enterprises
TAXATION
Preferential tax rate (as a percentage)	15.00%
Preferential certificate term (in years)	3 years
Preferential certificate renewal term (in years)	3 years
China | High And New Technology Enterprises | Beijing Zhong Zhi Shi Zheng
TAXATION
Preferential tax rate (as a percentage)					15.00%
China | High And New Technology Enterprises | Beijing Zhong Zhi Xun Bo
TAXATION
Preferential tax rate (as a percentage)					15.00%